UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4410

                           OPPENHEIMER DISCOVERY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                           10.5%
--------------------------------------------------------------------------------
Health Care Providers & Services                                            8.3
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              7.1
--------------------------------------------------------------------------------
Internet Software & Services                                                7.0
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    6.8
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               5.2
--------------------------------------------------------------------------------
Software                                                                    4.6
--------------------------------------------------------------------------------
Biotechnology                                                               3.8
--------------------------------------------------------------------------------
Internet & Catalog Retail                                                   3.6
--------------------------------------------------------------------------------
IT Services                                                                 3.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on net assets.


TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
SBA Communications Corp.                                                    2.2%
--------------------------------------------------------------------------------
Life Time Fitness, Inc.                                                     1.8
--------------------------------------------------------------------------------
BE Aerospace, Inc.                                                          1.6
--------------------------------------------------------------------------------
Hologic, Inc.                                                               1.5
--------------------------------------------------------------------------------
NutriSystem, Inc.                                                           1.5
--------------------------------------------------------------------------------
Diodes, Inc.                                                                1.5
--------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The)                                         1.4
--------------------------------------------------------------------------------
j2 Global Communications, Inc.                                              1.4
--------------------------------------------------------------------------------
Covance, Inc.                                                               1.4
--------------------------------------------------------------------------------
VCA Antech, Inc.                                                            1.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


                         8 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     24.5%

Health Care                                                                24.3

Industrials                                                                17.8

Consumer Discretionary                                                     12.9

Financials                                                                  8.4

Energy                                                                      5.0

Telecommunication Services                                                  4.4

Consumer Staples                                                            2.0

Materials                                                                   0.7

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                         9 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ended September 30, 2006, Oppenheimer Discovery Fund's Class A shares (without sales charge) produced total returns that lagged behind its benchmark, the Russell 2000 Index. We attribute the Fund's relative underperformance to unfavorable stock selection primarily within the health care and information technology areas. In contrast to the Fund's overall returns, it benefited from positive performance generated by holdings within the telecommunication services sectors.

      The Fund's investment strategy focuses on small-cap growth companies that exhibit leadership potential within their market sector. Specifically, by employing a disciplined, research-driven stock selection process combined with a risk control strategy, we seek to uncover little known companies with a competitive edge within their marketplace. We target those we believe offer innovative products or services, fast growing earnings, sustainable growth rates and accomplished management teams. And because the small-cap universe can be quite volatile, we seek to diversify the Fund with investments among many high potential companies across the full range of market sectors.

      Although the Fund's overall performance disappointed, specific holdings within the technology and telecommunication services sectors delivered strong performance. Within the technology sector, top contributors to Fund performance included Akamai Technologies, Inc. and Diodes, Inc. Akamai Technologies, a global service provider for accelerating content and business processes online, delivered strong results due to its high revenue and strong earnings growth over the period. Semiconductor company Diodes benefited from a significant gain in market share combined with a successful new product line. We have since exited our position in Akamai Technologies.

      The Fund's holdings within the telecommunication services sector produced strong performance as these stocks continued to benefit from the tremendous growth seen within the cell phone industry. As worldwide demand for cell phones has increased, many companies within the industry have flourished including tower companies, which are involved in the communication transmission for cell phones. The Fund's holdings within this area have performed strongly over the period, with particularly positive performance coming from SBA Communications Corp. SBA Communications leases antenna space to wireless carriers on the towers it owns and manages. The company continued to report strong growth as its business expanded, sending the stock price higher. Individual securities within the healthcare sector also contributed to the Fund's performance, which


                        10 | OPPENHEIMER DISCOVERY FUND
included Hologic, Inc. and Psychiatric Solutions, Inc. Both companies outperformed due to better than anticipated earnings growth.

      On the negative side, the largest detractor from Fund performance was FLIR Systems, Inc., a defense electronics company, which declined as the company lost multiple defense contracts. Many investors interpreted this as a possible trend and sold their positions, sending the stock price down. We have since exited the stock. Within the health care area, top performance detractors included medical device makers, FoxHollow Technologies, Inc., Syneron Medical Ltd. and NeuroMetrix, Inc. FoxHollow Technologies suffered as the company underwent a major management change and failed to meet projected earnings expectations. Syneron Medical Ltd. declined as a result of disappointing order trends, which reflected in lower earnings growth. And NeuroMetrix suffered from unfavorable investor sentiment despite the company's very favorable fundamental growth trends. We have since sold our positions in FoxHollow Technologies and Syneron.

      Lastly, within the information technology sector disappointments included Rackable Systems, Inc. and Tekelec. Both companies declined due to disappointing financial results and lower than anticipated growth trends. We exited our position in Tekelec.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2006. In the case of Class A, Class B, Class C and Class Y shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 2000 Index and the Standard & Poor's (S&P) 500 Index. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on the New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of mid-capitalization stocks. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in either index.


                        11 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Discovery Fund (Class A)

Russell 2000 Index

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer
                Discovery Fund      Russell
                  (Class A)       2000 Index        S&P 500 Index
                --------------    ----------        -------------
 09/30/1996         9,425           10,000             10,000
 12/31/1996         8,856           10,520             10,833
 03/31/1997         7,704            9,976             11,124
 06/30/1997         9,130           11,593             13,064
 09/30/1997        10,288           13,319             14,043
 12/31/1997         9,773           12,873             14,446
 03/31/1998        10,864           14,168             16,459
 06/30/1998        10,370           13,507             17,006
 09/30/1998         8,150           10,786             15,318
 12/31/1998         9,578           12,545             18,577
 03/31/1999         8,537           11,865             19,502
 06/30/1999         9,340           13,710             20,874
 09/30/1999         9,094           12,843             19,574
 12/31/1999        14,492           15,212             22,484
 03/31/2000        16,665           16,289             22,999
 06/30/2000        14,512           15,674             22,388
 09/30/2000        14,746           15,847             22,171
 12/31/2000        12,571           14,752             20,438
 03/31/2001        10,162           13,793             18,016
 06/30/2001        12,158           15,763             19,070
 09/30/2001         9,288           12,486             16,272
 12/31/2001        11,113           15,119             18,011
 03/31/2002        11,040           15,721             18,060
 06/30/2002         9,381           14,408             15,642
 09/30/2002         7,929           11,325             12,941
 12/31/2002         8,435           12,022             14,032
 03/31/2003         8,053           11,482             13,590
 06/30/2003         9,777           14,172             15,681
 09/30/2003        10,897           15,458             16,096
 12/31/2003        11,723           17,703             18,054
 03/31/2004        12,152           18,811             18,360
 06/30/2004        12,018           18,900             18,675
 09/30/2004        10,925           18,360             18,326
 12/31/2004        12,189           20,948             20,017
 03/31/2005        11,509           19,830             19,587
 06/30/2005        11,742           20,686             19,855
 09/30/2005        12,346           21,656             20,571
 12/31/2005        12,352           21,902             20,999
 03/31/2006        13,946           24,955             21,883
 06/30/2006        13,011           23,701             21,568
 09/30/2006        12,189           23,805             22,788


AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year -6.95%   5-Year 4.34%   10-Year 2.00%


                        12 | OPPENHEIMER DISCOVERY FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Discovery Fund (Class B)

Russell 2000 Index

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer
               Discovery Fund       Russell
                 (Class B)        2000 Index        S&P 500 Index
                --------------    ----------        -------------
 09/30/1996        10,000           10,000             10,000
 12/31/1996         9,377           10,520             10,833
 03/31/1997         8,145            9,976             11,124
 06/30/1997         9,634           11,593             13,064
 09/30/1997        10,833           13,319             14,043
 12/31/1997        10,271           12,873             14,446
 03/31/1998        11,397           14,168             16,459
 06/30/1998        10,859           13,507             17,006
 09/30/1998         8,518           10,786             15,318
 12/31/1998         9,990           12,545             18,577
 03/31/1999         8,887           11,865             19,502
 06/30/1999         9,707           13,710             20,874
 09/30/1999         9,432           12,843             19,574
 12/31/1999        15,003           15,212             22,484
 03/31/2000        17,223           16,289             22,999
 06/30/2000        14,969           15,674             22,388
 09/30/2000        15,181           15,847             22,171
 12/31/2000        12,918           14,752             20,438
 03/31/2001        10,422           13,793             18,016
 06/30/2001        12,447           15,763             19,070
 09/30/2001         9,491           12,486             16,272
 12/31/2001        11,332           15,119             18,011
 03/31/2002        11,239           15,721             18,060
 06/30/2002         9,531           14,408             15,642
 09/30/2002         8,046           11,325             12,941
 12/31/2002         8,559           12,022             14,032
 03/31/2003         8,171           11,482             13,590
 06/30/2003         9,921           14,172             15,681
 09/30/2003        11,057           15,458             16,096
 12/31/2003        11,895           17,703             18,054
 03/31/2004        12,331           18,811             18,360
 06/30/2004        12,194           18,900             18,675
 09/30/2004        11,086           18,360             18,326
 12/31/2004        12,368           20,948             20,017
 03/31/2005        11,679           19,830             19,587
 06/30/2005        11,915           20,686             19,855
 09/30/2005        12,528           21,656             20,571
 12/31/2005        12,533           21,902             20,999
 03/31/2006        14,152           24,955             21,883
 06/30/2006        13,203           23,701             21,568
 09/30/2006        12,368           23,805             22,788


AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year -6.96% 5-Year 4.42% 10-Year 2.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        13 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Discovery Fund (Class C)

Russell 2000 Index

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer
               Discovery Fund       Russell
                 (Class C)        2000 Index       S&P 500 Index
                --------------    ----------       -------------
 09/30/1996        10,000           10,000            10,000
 12/31/1996         9,376           10,520            10,833
 03/31/1997         8,144            9,976            11,124
 06/30/1997         9,634           11,593            13,064
 09/30/1997        10,839           13,319            14,043
 12/31/1997        10,278           12,873            14,446
 03/31/1998        11,406           14,168            16,459
 06/30/1998        10,866           13,507            17,006
 09/30/1998         8,525           10,786            15,318
 12/31/1998         9,997           12,545            18,577
 03/31/1999         8,896           11,865            19,502
 06/30/1999         9,715           13,710            20,874
 09/30/1999         9,440           12,843            19,574
 12/31/1999        15,012           15,212            22,484
 03/31/2000        17,234           16,289            22,999
 06/30/2000        14,981           15,674            22,388
 09/30/2000        15,193           15,847            22,171
 12/31/2000        12,928           14,752            20,438
 03/31/2001        10,429           13,793            18,016
 06/30/2001        12,457           15,763            19,070
 09/30/2001         9,500           12,486            16,272
 12/31/2001        11,342           15,119            18,011
 03/31/2002        11,244           15,721            18,060
 06/30/2002         9,537           14,408            15,642
 09/30/2002         8,046           11,325            12,941
 12/31/2002         8,541           12,022            14,032
 03/31/2003         8,144           11,482            13,590
 06/30/2003         9,867           14,172            15,681
 09/30/2003        10,976           15,458            16,096
 12/31/2003        11,785           17,703            18,054
 03/31/2004        12,191           18,811            18,360
 06/30/2004        12,030           18,900            18,675
 09/30/2004        10,918           18,360            18,326
 12/31/2004        12,155           20,948            20,017
 03/31/2005        11,452           19,830            19,587
 06/30/2005        11,660           20,686            19,855
 09/30/2005        12,237           21,656            20,571
 12/31/2005        12,216           21,902            20,999
 03/31/2006        13,768           24,955            21,883
 06/30/2006        12,818           23,701            21,568
 09/30/2006        11,987           23,805            22,788


AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year -3.03% 5-Year 4.76% 10-Year 1.83%


                        14 | OPPENHEIMER DISCOVERY FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Discovery Fund (Class N)

Russell 2000 Index

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer
               Discovery Fund       Russell
                 (Class N)        2000 Index        S&P 500 Index
                --------------    ----------        -------------
 03/01/2001        10,000           10,000             10,000
 03/31/2001         9,248            9,511              9,367
 06/30/2001        11,059           10,870              9,915
 09/30/2001         8,440            8,610              8,460
 12/31/2001        10,092           10,426              9,364
 03/31/2002        10,018           10,841              9,390
 06/30/2002         8,507            9,935              8,132
 09/30/2002         7,187            7,809              6,728
 12/31/2002         7,635            8,290              7,295
 03/31/2003         7,290            7,918              7,065
 06/30/2003         8,842            9,772              8,153
 09/30/2003         9,852           10,659              8,368
 12/31/2003        10,588           12,207              9,387
 03/31/2004        10,969           12,972              9,545
 06/30/2004        10,839           13,033              9,710
 09/30/2004         9,847           12,661              9,528
 12/31/2004        10,977           14,445             10,407
 03/31/2005        10,358           13,674             10,184
 06/30/2005        10,560           14,264             10,323
 09/30/2005        11,094           14,933             10,695
 12/31/2005        11,092           15,103             10,918
 03/31/2006        12,516           17,208             11,377
 06/30/2006        11,667           16,343             11,213
 09/30/2006        10,923           16,415             11,848


AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year -2.53% 5-Year 5.29% Since Inception (3/1/01) 1.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        15 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Discovery Fund (Class Y)

Russell 2000 Index

S&P 500 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer
               Discovery Fund       Russell
                 (Class N)        2000 Index        S&P 500 Index
                --------------    ----------        -------------
 09/30/1996        10,000           10,000             10,000
 12/31/1996         9,403           10,520             10,833
 03/31/1997         8,187            9,976             11,124
 06/30/1997         9,709           11,593             13,064
 09/30/1997        10,950           13,319             14,043
 12/31/1997        10,413           12,873             14,446
 03/31/1998        11,588           14,168             16,459
 06/30/1998        11,069           13,507             17,006
 09/30/1998         8,709           10,786             15,318
 12/31/1998        10,232           12,545             18,577
 03/31/1999         9,126           11,865             19,502
 06/30/1999         9,989           13,710             20,874
 09/30/1999         9,738           12,843             19,574
 12/31/1999        15,524           15,212             22,484
 03/31/2000        17,864           16,289             22,999
 06/30/2000        15,576           15,674             22,388
 09/30/2000        15,841           15,847             22,171
 12/31/2000        13,500           14,752             20,438
 03/31/2001        10,921           13,793             18,016
 06/30/2001        13,079           15,763             19,070
 09/30/2001         9,999           12,486             16,272
 12/31/2001        11,972           15,119             18,011
 03/31/2002        11,904           15,721             18,060
 06/30/2002        10,123           14,408             15,642
 09/30/2002         8,562           11,325             12,941
 12/31/2002         9,116           12,022             14,032
 03/31/2003         8,709           11,482             13,590
 06/30/2003        10,576           14,172             15,681
 09/30/2003        11,798           15,458             16,096
 12/31/2003        12,702           17,703             18,054
 03/31/2004        13,179           18,811             18,360
 06/30/2004        13,044           18,900             18,675
 09/30/2004        11,869           18,360             18,326
 12/31/2004        13,253           20,948             20,017
 03/31/2005        12,522           19,830             19,587
 06/30/2005        12,784           20,686             19,855
 09/30/2005        13,450           21,656             20,571
 12/31/2005        13,465           21,902             20,999
 03/31/2006        15,211           24,955             21,883
 06/30/2006        14,198           23,701             21,568
 09/30/2006        13,309           23,805             22,788


AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/06

1-Year -1.05% 5-Year 5.88% 10-Year 2.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        16 | OPPENHEIMER DISCOVERY FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/4/91, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 4/4/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                        17 | OPPENHEIMER DISCOVERY FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        18 | OPPENHEIMER DISCOVERY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                        19 | OPPENHEIMER DISCOVERY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                      BEGINNING   ENDING      EXPENSES
                                      ACCOUNT     ACCOUNT     PAID DURING
                                      VALUE       VALUE       6 MONTHS ENDED
                                      (4/1/06)    (9/30/06)   SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Class A Actual                        $1,000.00   $  874.00   $  5.94
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00    1,018.75      6.40
--------------------------------------------------------------------------------
Class B Actual                         1,000.00      870.80      9.67
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00    1,014.79     10.41
--------------------------------------------------------------------------------
Class C Actual                         1,000.00      870.70      9.71
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00    1,014.74     10.46
--------------------------------------------------------------------------------
Class N Actual                         1,000.00      872.70      7.26
--------------------------------------------------------------------------------
Class N Hypothetical                   1,000.00    1,017.35      7.82
--------------------------------------------------------------------------------
Class Y Actual                         1,000.00      874.90      5.14
--------------------------------------------------------------------------------
Class Y Hypothetical                   1,000.00    1,019.60      5.53

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2006 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               1.26%
-------------------------------
Class B               2.05
-------------------------------
Class C               2.06
-------------------------------
Class N               1.54
-------------------------------
Class Y               1.09

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------

                        20 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS September 30, 2006
--------------------------------------------------------------------------------

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%
LKQ Corp. 1                                                420,700   $ 9,242,779
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.2%
BJ's Restaurants, Inc. 1                                   179,200     3,944,192
--------------------------------------------------------------------------------
Chipotle Mexican
Grill, Inc., Cl. A 1                                        74,200     3,685,514
--------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                                  284,500    13,169,505
--------------------------------------------------------------------------------
Orient-Express Hotel
Ltd.                                                       145,500     5,438,790
--------------------------------------------------------------------------------
Panera Bread Co.,
Cl. A 1                                                     91,700     5,341,525
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                             191,100     6,076,980
                                                                     -----------
                                                                      37,656,506

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--3.6%
Coldwater Creek, Inc. 1                                    263,500     7,578,260
--------------------------------------------------------------------------------
NutriSystem, Inc. 1                                        170,500    10,620,445
--------------------------------------------------------------------------------
VistaPrint Ltd. 1                                          298,700     7,748,278
                                                                     -----------
                                                                      25,946,983

--------------------------------------------------------------------------------
MEDIA--1.1%
Focus Media Holding
Ltd., ADR 1                                                145,300     8,415,776
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
Pantry, Inc. (The) 1                                       126,700     7,142,079
--------------------------------------------------------------------------------
Tractor Supply Co. 1                                        83,600     4,034,536
                                                                     -----------
                                                                      11,176,615
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.0%
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Corn Products
International, Inc.                                        191,800     6,241,172
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Bare Escentuals, Inc. 1                                     10,500       285,075
--------------------------------------------------------------------------------
Herbalife Ltd. 1                                           204,700     7,754,036
                                                                     -----------
                                                                       8,039,111

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY--5.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.1%
Core Laboratories
NV 1                                                        48,600   $ 3,100,680
--------------------------------------------------------------------------------
Dril-Quip, Inc. 1                                          100,100     6,774,768
--------------------------------------------------------------------------------
Hornbeck Offshore
Services, Inc. 1                                           233,900     7,835,650
--------------------------------------------------------------------------------
Oceaneering
International, Inc. 1                                      144,200     4,441,360
                                                                     -----------
                                                                      22,152,458

--------------------------------------------------------------------------------
OIL & GAS--1.9%
Carrizo Oil & Gas,
Inc. 1                                                     266,200     6,865,298
--------------------------------------------------------------------------------
Range Resources
Corp.                                                      282,300     7,125,252
                                                                     -----------
                                                                      13,990,550

--------------------------------------------------------------------------------
FINANCIALS--8.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.3%
GFI Group, Inc. 1                                          151,600     8,381,964
--------------------------------------------------------------------------------
Greenhill & Co., Inc.                                      123,300     8,263,566
--------------------------------------------------------------------------------
Investment
Technology
Group, Inc. 1                                              159,400     7,133,150
                                                                     -----------
                                                                      23,778,680

--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
East West Bancorp,
Inc.                                                       177,400     7,026,814
--------------------------------------------------------------------------------
First Republic Bank                                         81,400     3,464,384
                                                                     -----------
                                                                      10,491,198

--------------------------------------------------------------------------------
INSURANCE--2.4%
Philadelphia
Consolidated
Holding Co. 1                                              196,400     7,812,792
--------------------------------------------------------------------------------
Tower Group, Inc.                                          282,300     9,414,705
                                                                     -----------
                                                                      17,227,497

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
Trammell Crow Co. 1                                        247,200     9,025,272


                        21 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--24.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.8%
BioMarin
Pharmaceutical, Inc. 1                                     240,900   $ 3,428,007
--------------------------------------------------------------------------------
Cubist
Pharmaceuticals, Inc. 1                                    381,500     8,293,810
--------------------------------------------------------------------------------
Digene Corp. 1                                             187,400     8,086,310
--------------------------------------------------------------------------------
Illumina, Inc. 1                                           223,700     7,391,048
--------------------------------------------------------------------------------
VaxGen, Inc. 1,2                                            75,470       288,673
                                                                     -----------
                                                                      27,487,848

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--10.5%
ArthroCare Corp. 1                                         201,800     9,456,348
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                          105,700     4,956,273
--------------------------------------------------------------------------------
Hologic, Inc. 1                                            244,700    10,649,344
--------------------------------------------------------------------------------
IDEXX Laboratories,
Inc. 1                                                      40,200     3,663,828
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                  59,100     6,232,095
--------------------------------------------------------------------------------
LifeCell Corp. 1                                           299,100     9,637,002
--------------------------------------------------------------------------------
Meridian Bioscience,
Inc.                                                       305,600     7,184,656
--------------------------------------------------------------------------------
NeuroMetrix, Inc. 1                                        283,300     5,385,533
--------------------------------------------------------------------------------
ResMed, Inc. 1                                             182,900     7,361,725
--------------------------------------------------------------------------------
Respironics, Inc. 1                                        144,700     5,586,867
--------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1                                            155,900     6,365,397
                                                                     -----------
                                                                      76,479,068

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--8.3%
Covance, Inc. 1                                            148,400     9,850,792
--------------------------------------------------------------------------------
Healthways, Inc. 1                                         140,200     6,252,920
--------------------------------------------------------------------------------
ICON plc, Sponsored
ADR 1                                                      109,100     7,700,278
--------------------------------------------------------------------------------
MWI Veterinary
Supply, Inc. 1                                             227,600     7,631,428
--------------------------------------------------------------------------------
Psychiatric Solutions,
Inc. 1                                                     274,100     9,344,069
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                         270,500     9,754,230
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1                                              171,779     9,727,845
                                                                     -----------
                                                                      60,261,562

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.5%
Omnicell, Inc. 1                                           215,600   $ 3,857,084
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.9%
Adams Respiratory
Therapeutics, Inc. 1                                       169,500     6,202,005
--------------------------------------------------------------------------------
INDUSTRIALS--17.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.6%
BE Aerospace, Inc. 1                                       546,700    11,529,903
--------------------------------------------------------------------------------
Ceradyne, Inc. 1                                           184,100     7,564,669
                                                                     -----------
                                                                      19,094,572

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.3%
Hub Group, Inc., Cl. A 1                                   335,600     7,644,968
--------------------------------------------------------------------------------
UTi Worldwide, Inc.                                        324,790     9,084,376
                                                                     -----------
                                                                      16,729,344

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--7.1%
American
Reprographics Co. 1                                        262,200     8,406,132
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1                                       90,800     3,954,340
--------------------------------------------------------------------------------
Corrections Corp.
of America 1                                               188,400     8,148,300
--------------------------------------------------------------------------------
CoStar Group, Inc. 1                                       105,889     4,375,333
--------------------------------------------------------------------------------
Kenexa Corp. 1                                             234,000     5,901,480
--------------------------------------------------------------------------------
Mobile Mini, Inc. 1                                        263,700     7,491,717
--------------------------------------------------------------------------------
Richie Bros
Auctioneers, Inc.                                           95,500     5,119,755
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                         109,900     7,669,921
                                                                     -----------
                                                                      51,066,978

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Energy Conversion
Devices, Inc. 1                                            154,800     5,733,792
--------------------------------------------------------------------------------
MACHINERY--2.3%
Bucyrus International,
Inc., Cl. A                                                150,950     6,403,299
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                     197,500     6,533,300
--------------------------------------------------------------------------------
Middleby Corp. (The) 1                                      48,600     3,745,116
                                                                     -----------
                                                                      16,681,715


                        22 | OPPENHEIMER DISCOVERY FUND

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
MARINE--0.5%
American
Commercial Lines,
Inc. 1                                                      63,400   $ 3,769,130
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.0%
Beacon Roofing
Supply, Inc. 1                                             343,300     6,948,392
--------------------------------------------------------------------------------
MSC Industrial
Direct Co., Inc., Cl. A                                     88,700     3,613,638
--------------------------------------------------------------------------------
Watsco, Inc.                                                81,100     3,731,411
                                                                     -----------
                                                                      14,293,441
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.5%
Ciena Corp. 1                                              135,314     3,687,307
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                        133,000     7,144,760
                                                                     -----------
                                                                      10,832,067

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
Rackable Systems,
Inc. 1                                                     245,100     6,708,387
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--7.0%
Aquantive, Inc. 1                                          362,500     8,562,250
--------------------------------------------------------------------------------
Bankrate, Inc. 1                                           113,600     3,017,216
--------------------------------------------------------------------------------
Digital River, Inc. 1                                      144,300     7,376,616
--------------------------------------------------------------------------------
DivX, Inc. 1                                                91,800     2,182,086
--------------------------------------------------------------------------------
Equinix, Inc. 1                                            116,200     6,983,620
--------------------------------------------------------------------------------
j2 Global
Communications,
Inc. 1                                                     367,500     9,984,975
--------------------------------------------------------------------------------
Knot, Inc. (The) 1                                         313,700     6,942,181
--------------------------------------------------------------------------------
WebEx
Communications,
Inc. 1                                                     142,200     5,548,644
                                                                     -----------
                                                                      50,597,588

--------------------------------------------------------------------------------
IT SERVICES--3.3%
Heartland Payment
Systems, Inc.                                              235,000     6,109,998
--------------------------------------------------------------------------------
Kanbay International,
Inc. 1                                                     258,200     5,308,592
--------------------------------------------------------------------------------
SRA International, Inc.,
Cl. A 1                                                    131,700     3,958,902

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
VeriFone Holdings,
Inc. 1                                                     303,400   $ 8,662,070
                                                                     -----------
                                                                      24,039,562

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.8%
ATMI, Inc. 1                                               321,500     9,346,005
--------------------------------------------------------------------------------
Cymer, Inc. 1                                              139,100     6,107,881
--------------------------------------------------------------------------------
Diodes, Inc. 1                                             245,950    10,617,662
--------------------------------------------------------------------------------
FormFactor, Inc. 1                                         156,100     6,576,493
--------------------------------------------------------------------------------
Microsemi Corp. 1                                          401,400     7,566,390
--------------------------------------------------------------------------------
Netlogic
Microsystems, Inc. 1                                       214,750     5,448,208
--------------------------------------------------------------------------------
Volterra
Semiconductor
Corp. 1                                                    228,500     3,713,125
                                                                     -----------
                                                                      49,375,764

--------------------------------------------------------------------------------
SOFTWARE--4.6%
Ansys, Inc. 1                                              159,200     7,033,456
--------------------------------------------------------------------------------
Concur Technologies,
Inc. 1                                                     639,300     9,301,815
--------------------------------------------------------------------------------
Informatica Corp. 1                                        493,100     6,701,229
--------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1                                        447,400    10,527,322
                                                                     -----------
                                                                      33,563,822

--------------------------------------------------------------------------------
MATERIALS--0.7%
--------------------------------------------------------------------------------
METALS & MINING--0.7%
Oregon Steel Mills,
Inc. 1                                                     108,000     5,277,960
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
NeuStar, Inc., Cl. A 1                                     339,100     9,410,025
--------------------------------------------------------------------------------
Time Warner
Telecom, Inc., Cl. A 1                                     325,000     6,178,250
                                                                     -----------
                                                                      15,588,275

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
SBA Communications
Corp. 1                                                    644,700    15,685,551
                                                                     -----------
Total Common
Stocks (Cost $636,475,865)                                           716,710,112


                        23 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Candescent
Technologies Corp.:
$2.50 Cv., Series D,
Vtg. 1,2                                                 1,200,000   $        --
Sr. Exchangeable,
Series E, Vtg. 1,2                                         800,000            --
Sr. Exchangeable,
Series F, Vtg. 1,2                                         200,000            --
                                                                     -----------
Total Preferred Stocks
(Cost $8,900,000)                                                             --
                                                             UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Discovery
Laboratories, Inc.
Wts., Exp. 9/20/10 1,2
(Cost $0)                                                  123,908       128,924

                                                      PRINCIPAL               VALUE
                                                       AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.9%
Undivided interest of 1.32% in joint repurchase
agreement (Principal Amount/Value $1,040,829,000,
with a maturity value of $1,041,284,363) with
UBS Warburg LLC, 5.25%, dated 9/29/06, to
be repurchased at $13,731,005 on 10/2/06,
collateralized by Federal National
Mortgage Assn., 5%, 7/1/35-12/1/35,
with a value of $1,064,458,659
(Cost $13,725,000)                                   $  13,725,000    $  13,725,000
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $659,100,865)                                          100.6%     730,564,036
-----------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                               (0.6)      (4,378,708)
                                                     ------------------------------
NET ASSETS                                                   100.0%   $ 726,185,328
                                                     ==============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $417,597, which represents 0.06% of the Fund's net assets, all of which is considered restricted. See Note 5 of accompanying Notes.

Represents ownership of at least 5% of the voting securities of the issuer, and was an affiliate, as defined in the Investment Company Act of 1940, during the period ended September 30, 2006. There were no affiliate securities held by the Fund as of September 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                          SHARES       GROSS        GROSS           SHARES
                                  SEPT. 30, 2005   ADDITIONS   REDUCTIONS   SEPT. 30, 2006
------------------------------------------------------------------------------------------
Regeneration Technologies, Inc.          666,900          --      666,900               --

                                                             DIVIDEND             REALIZED
                                                               INCOME                 LOSS
------------------------------------------------------------------------------------------
Regeneration Technologies, Inc.                            $       --          $   896,030

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        24 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value (cost $659,100,865)--see accompanying statement of investments   $ 730,564,036
----------------------------------------------------------------------------------------------------
Cash                                                                                         442,870
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                           9,141,806
Shares of beneficial interest sold                                                           283,072
Interest and dividends                                                                        16,515
Other                                                                                         40,566
                                                                                       -------------
Total assets                                                                             740,488,865

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     12,289,209
Shares of beneficial interest redeemed                                                     1,061,860
Distribution and service plan fees                                                           401,702
Transfer and shareholder servicing agent fees                                                193,578
Trustees' compensation                                                                       187,869
Shareholder communications                                                                   124,804
Other                                                                                         44,515
                                                                                       -------------
Total liabilities                                                                         14,303,537

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 726,185,328
                                                                                       =============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $      16,955
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               751,254,177
----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (182,941)
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                             (96,366,034)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                71,463,171
                                                                                       -------------
NET ASSETS                                                                             $ 726,185,328
                                                                                       =============


                        25 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $527,434,477 and 12,149,179 shares of beneficial interest outstanding)                      $    43.41
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                    $    46.06
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $70,268,052 and 1,829,100 shares of beneficial interest outstanding)                        $    38.42
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $36,128,089 and 920,750 shares of beneficial interest outstanding)                          $    39.24
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $10,054,827 and 235,360 shares of beneficial interest outstanding)                          $    42.72
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $82,299,883 and 1,820,993 shares of beneficial interest outstanding)   $    45.20

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        26 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $3,008)                              $  1,325,746
------------------------------------------------------------------------------------------------
Interest                                                                                 948,305
------------------------------------------------------------------------------------------------
Other income                                                                              65,306
                                                                                    ------------
Total investment income                                                                2,339,357

------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------
Management fees                                                                        5,754,762
------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                1,420,377
Class B                                                                                  889,179
Class C                                                                                  396,493
Class N                                                                                   52,001
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                1,750,483
Class B                                                                                  305,890
Class C                                                                                  162,637
Class N                                                                                   42,177
Class Y                                                                                  338,152
------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                  236,948
Class B                                                                                   69,706
Class C                                                                                   18,186
Class N                                                                                    2,413
Class Y                                                                                   21,341
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                8,683
------------------------------------------------------------------------------------------------
Total expenses                                                                        11,469,428
Less reduction to custodian expenses                                                      (8,683)
Less waivers and reimbursements of expenses                                             (190,105)
                                                                                    ------------
Net expenses                                                                          11,270,640

------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                   (8,931,283)

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
Unaffiliated companies                                                                55,128,792
Affiliated companies                                                                    (896,030)
                                                                                    ------------
Net realized gain                                                                     54,232,762
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                 (53,226,378)

------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ (7,924,899)
                                                                                    ============

See accompanying Notes to Financial Statements.


                        27 | OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                   2006              2005
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment loss                                               $  (8,931,283)   $   (7,810,811)
-------------------------------------------------------------------------------------------------
Net realized gain                                                    54,232,762        84,755,948
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               (53,226,378)       32,274,867
                                                                  -------------------------------
Net increase (decrease) in net assets resulting from operations      (7,924,899)      109,220,004

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                            (126,601,595)     (115,688,246)
Class B                                                             (34,219,743)      (34,760,587)
Class C                                                              (5,074,226)       (7,538,655)
Class N                                                                  13,033          (680,613)
Class Y                                                              39,730,162       (18,441,684)

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total decrease                                                     (134,077,268)      (67,889,781)
-------------------------------------------------------------------------------------------------
Beginning of period                                                 860,262,596       928,152,377
                                                                  -------------------------------
End of period (including accumulated net investment loss
of $182,941 and $220,149, respectively)                           $ 726,185,328    $  860,262,596
                                                                  ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        28 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A          YEAR ENDED SEPTEMBER 30,       2006              2005              2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    43.97        $    38.91        $    38.81      $    28.24       $    33.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.44) 1           (.31) 1           (.37)           (.26)            (.22)
Net realized and unrealized gain (loss)           (.12)             5.37               .47           10.83            (4.62)
                                            -------------------------------------------------------------------------------
Total from investment operations                  (.56)             5.06               .10           10.57            (4.84)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    43.41        $    43.97        $    38.91      $    38.81       $    28.24
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               (1.27)%           13.00%             0.26%          37.43%          (14.63)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  527,434        $  663,206        $  694,976      $  772,420       $  572,843
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  587,358        $  681,607        $  775,665      $  639,170       $  753,304
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                              (0.98)%           (0.74)%           (1.00)%         (0.83)%          (0.74)%
Total expenses                                    1.28%             1.31%             1.29%           1.41%            1.45%
Expenses after payments and waivers
and reduction to custodian expenses               1.27%             1.26%             1.28%           1.35%            1.42%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            133%              162%              135%            172%             143%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        29 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS B         YEAR ENDED SEPTEMBER 30,        2006            2005            2004            2003            2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    39.23      $    35.00      $    35.21      $    25.81       $    30.46
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.72) 1         (.58) 1        (1.50)          (1.09)            (.91)
Net realized and unrealized gain (loss)           (.09)           4.81            1.29           10.49            (3.74)
                                            ---------------------------------------------------------------------------
Total from investment operations                  (.81)           4.23            (.21)           9.40            (4.65)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    38.42      $    39.23      $    35.00      $    35.21       $    25.81
                                            ===========================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               (2.06)%         12.08%          (0.60)%         36.42%          (15.27)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   70,268      $  104,447      $  125,947      $  160,851       $  154,657
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   88,967      $  114,500      $  151,725      $  148,410       $  223,215
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                              (1.79)%         (1.56)%         (1.85)%         (1.56)%          (1.50)%
Total expenses                                    2.12%           2.20%           2.20%           2.35%            2.21%
Expenses after payments and waivers
and reduction to custodian expenses               2.08%           2.11%           2.13%           2.10%            2.18%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            133%            162%            135%            172%             143%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        30 | OPPENHEIMER DISCOVERY FUND

CLASS C          YEAR ENDED SEPTEMBER 30,       2006            2005            2004            2003            2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   40.06       $   35.74       $   35.93       $   26.34       $     31.10
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.73) 1         (.59) 1         (.82)           (.44)             (.59)
Net realized and unrealized gain (loss)          (.09)           4.91             .63           10.03             (4.17)
                                            ---------------------------------------------------------------------------
Total from investment operations                 (.82)           4.32            (.19)           9.59             (4.76)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   39.24       $   40.06       $   35.74       $   35.93       $     26.34
                                            ===========================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              (2.05)%         12.09%          (0.53)%         36.41%           (15.31)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  36,128       $  41,841       $  44,415       $  48,263       $    34,673
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  39,709       $  43,506       $  49,464       $  38,930       $    45,655
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (1.79)%         (1.54)%         (1.80)%         (1.58)%           (1.50)%
Total expenses                                   2.16%           2.22%           2.19%           2.38%             2.21%
Expenses after payments and waivers
and reduction to custodian expenses              2.08%           2.09%           2.09%           2.12%             2.18%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           133%            162%            135%            172%              143%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        31 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS N         YEAR ENDED SEPTEMBER 30,       2006            2005            2004            2003             2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   43.39       $   38.51       $   38.53       $   28.11         $   33.01
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.56) 1         (.42) 1         (.42)           (.35)             (.30)
Net realized and unrealized gain (loss)          (.11)           5.30             .40           10.77             (4.60)
                                            ---------------------------------------------------------------------------
Total from investment operations                 (.67)           4.88            (.02)          10.42             (4.90)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   42.72       $   43.39       $   38.51       $   38.53         $   28.11
                                            ===========================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              (1.54)%         12.67%          (0.05)%         37.07%           (14.84)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  10,055       $  10,263       $   9,719       $   4,363         $   2,236
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  10,473       $  10,133       $   7,381       $   3,088         $   1,786
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (1.27)%         (1.03)%         (1.26)%         (1.13)%           (0.97)%
Total expenses                                   1.62%           1.68%           1.72%           2.12%             1.68%
Expenses after payments and waivers
and reduction to custodian expenses              1.55%           1.56%           1.58%           1.65%             1.65%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           133%            162%            135%            172%              143%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        32 | OPPENHEIMER DISCOVERY FUND


CLASS Y         YEAR ENDED SEPTEMBER 30,       2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   45.68       $   40.31       $   40.07       $   29.08       $   33.96
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.36) 1         (.19) 1         (.21)           (.26)           (.06)
Net realized and unrealized gain (loss)          (.12)           5.56             .45           11.25           (4.82)
                                            -------------------------------------------------------------------------
Total from investment operations                 (.48)           5.37             .24           10.99           (4.88)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   45.20       $   45.68       $   40.31       $   40.07       $   29.08
                                            =========================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              (1.05)%         13.32%           0.60%          37.79%         (14.37)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  82,300       $  40,506       $  53,096       $  57,074       $  38,444
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  94,017       $  45,955       $  61,766       $  43,531       $  50,275
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (0.77)%         (0.44)%         (0.67)%         (0.57)%         (0.43)%
Total expenses                                   1.08%           1.01%           0.95%           1.16%           1.26%
Expenses after payments and waivers
and reduction to custodian expenses              1.05%           0.96%           0.95%           1.10%           1.11%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           133%            162%            135%            172%            143%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        33 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Discovery Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                        34 | OPPENHEIMER DISCOVERY FUND
will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                        35 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                    NET UNREALIZED
                                                                      APPRECIATION
                                                                  BASED ON COST OF
                                                                    SECURITIES AND
    UNDISTRIBUTED      UNDISTRIBUTED            ACCUMULATED      OTHER INVESTMENTS
    NET INVESTMENT         LONG-TERM                   LOSS     FOR FEDERAL INCOME
    INCOME                      GAIN     CARRYFORWARD 1,2,3           TAX PURPOSES
    ------------------------------------------------------------------------------
    $--                 $         --        $   94,516,389        $    69,613,527

1. As of September 30, 2006, the Fund had $94,516,389 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2006, details of the capital loss carryforward were as follows:

                         EXPIRING
                         -------------------------------
                         2011                $94,516,389

2. During the fiscal year ended September 30, 2006, the Fund utilized $55,127,114 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended September 30, 2005, the Fund utilized $84,188,783 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for September 30, 2006. Net assets of the Fund were unaffected by the reclassifications.


                        36 | OPPENHEIMER DISCOVERY FUND

                                  REDUCTION TO       REDUCTION TO
                                   ACCUMULATED    ACCUMULATED NET
             REDUCTION TO       NET INVESTMENT      REALIZED LOSS
             PAID-IN CAPITAL              LOSS     ON INVESTMENTS
            -----------------------------------------------------
            $      9,059,924   $     8,968,491   $         91,433

No distributions were paid during the years ended September 30, 2006 and September 30, 2005.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities   $ 660,950,509
                                             =============
            Gross unrealized appreciation    $ 106,060,245
            Gross unrealized depreciation      (36,446,718)
                                             -------------
            Net unrealized appreciation      $  69,613,527
                                             =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2006, the Fund's projected benefit obligations were decreased by $31,562 and payments of $15,887 were made to retired trustees, resulting in an accumulated liability of $144,932 as of September 30, 2006.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.

Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                        37 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                        38 | OPPENHEIMER DISCOVERY FUND

                          YEAR ENDED SEPTEMBER 30, 2006      YEAR ENDED SEPTEMBER 30, 2005
                             SHARES           AMOUNT            SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A

Sold                       1,360,805      $  62,660,177       1,710,631      $  70,927,391
Redeemed                  (4,294,138)      (189,261,772) 1   (4,488,123)      (186,615,637) 2
                          -------------------------------------------------------------------
Net decrease              (2,933,333)     $(126,601,595)     (2,777,492)     $(115,688,246)
                          ===================================================================

---------------------------------------------------------------------------------------------
CLASS B

Sold                         268,790      $  10,870,343         410,947      $  15,323,145
Redeemed                  (1,102,349)       (45,090,086) 1   (1,346,830)       (50,083,732) 2
                          -------------------------------------------------------------------
Net decrease                (833,559)     $ (34,219,743)       (935,883)     $ (34,760,587)
                          ===================================================================

---------------------------------------------------------------------------------------------
CLASS C

Sold                         146,254      $   6,048,309         183,928      $   6,990,221
Redeemed                    (269,877)       (11,122,535) 1     (382,350)       (14,528,876) 2
                          -------------------------------------------------------------------
Net decrease                (123,623)     $  (5,074,226)       (198,422)     $  (7,538,655)
                          ===================================================================

---------------------------------------------------------------------------------------------
CLASS N

Sold                          95,084      $   4,313,062         117,491      $   4,818,431
Redeemed                     (96,225)        (4,300,029) 1     (133,360)        (5,499,044) 2
                          -------------------------------------------------------------------
Net increase (decrease)       (1,141)     $      13,033         (15,869)     $    (680,613)
                          ===================================================================

---------------------------------------------------------------------------------------------
CLASS Y

Sold                       1,786,681      $  79,627,619         211,578      $   9,080,032
Redeemed                    (852,389)       (39,897,457) 1     (642,146)       (27,521,716) 2
                          -------------------------------------------------------------------
Net increase (decrease)      934,292      $  39,730,162        (430,568)     $ (18,441,684)
                          ===================================================================


1. Net of redemption fees of $11,926, $1,806, $806, $213 and $1,909 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $6,692, $1,124, $427, $99 and $451 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                                         PURCHASES            SALES
            -------------------------------------------------------
            Investment securities   $1,071,730,876   $1,206,239,300


                        39 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

            FEE SCHEDULE
            -------------------------------------------------
            Up to $200 million of net assets             0.75%
            Next $200 million of net assets              0.72
            Next $200 million of net assets              0.69
            Next $200 million of net assets              0.66
            Next $700 million of net assets              0.60
            Over $1.5 billion of net assets              0.58

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2006, the Fund paid $2,563,003 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at


                        40 | OPPENHEIMER DISCOVERY FUND

September 30, 2006 for Class B, Class C and Class N shares were $4,206,857, $1,404,045 and $137,818, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                            CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                          FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                      SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                        RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED              DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
September 30, 2006   $      180,634   $        3,997   $      245,850   $        4,461   $        4,751
-------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2005, the Manager has voluntarily agreed to reduce its advisory fee rate for any quarter during the calendar year ending December 31, 2005, by 0.05% of the Fund's average daily net assets if the Fund's trailing one-year total return performance, measured at the end of the prior calendar quarter, was in the fourth or fifth quintile of the Fund's Lipper peer group. However, if the Fund's performance was in the third quintile or higher for a calendar quarter, the advisory fee reduction would be terminated for the remainder of the calendar year. During the year ended September 30, 2006, the Manager waived $104,389 of its fees. The advisory fee reduction is a voluntary undertaking and may be terminated by the Manager at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2006, OFS waived $7,918, $22,540, $26,183, $6,164 and $22,911 for Class A, Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or


                        41 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES Continued restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                               VALUATION AS OF        UNREALIZED
                                   ACQUISITION                   SEPTEMBER 30,      APPRECIATION
SECURITY                                 DATES          COST              2006     (DEPRECIATION)
------------------------------------------------------------------------------------------------
Candescent Technologies Corp.,
$2.50 Cv., Series D, Vtg               3/31/95   $ 3,000,000   $            --    $   (3,000,000)
Candescent Technologies Corp.,
Sr. Exchangeable, Series E, Vtg        4/24/96     4,400,000                --        (4,400,000)
Candescent Technologies Corp.,
Sr. Exchangeable, Series F, Vtg        6/11/97     1,500,000                --        (1,500,000)
Discovery Laboratories, Inc.
Wts., Exp. 9/20/10                     6/18/03            --           128,924           128,924
VaxGen, Inc.                          11/19/04       999,978           288,673          (711,305)
                                                 -----------------------------------------------
                                                 $ 9,899,978   $       417,597    $   (9,482,381)
                                                 ===============================================


--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        42 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        43 | OPPENHEIMER DISCOVERY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER DISCOVERY FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Discovery Fund, including the statement of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Discovery Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
November 15, 2006


                        44 | OPPENHEIMER DISCOVERY FUND

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        45 | OPPENHEIMER DISCOVERY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        46 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEE                            COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director  of  American  Commercial  Lines  (barge company)  (since January 2005);
Chairman of the Board              Attorney  at  Hogan  &  Hartson  (law firm)  (since June 1993);  Director of Covanta
of Trustees (since 2003),          Holding Corp.  (waste-to-energy company)  (since 2002);  Director  of
Trustee (since 1993)               Weyerhaeuser  Corp.  (1999-April 2004);  Director  of  Cater pillar,  Inc. (1993-
Age: 75                            December 2002);  Director  of  ConAgra Foods  (1993-2001);  Director  of  Texas
                                   Instruments (1993-2001); Director of FMC Corporation (1993-2001). Oversees 45
                                   portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research founda tion)
Trustee (since 2005)               (since 2005);  Director  of  ICI Education  Foundation (education foundation)
Age: 65                            (October 1991-August 2006); President  of  the  Investment  Company Institute
                                   (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance
                                   Company (insurance company) (October 1991-June 2004). Oversees 45 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 55 portfolios in the
Trustee (since 1993)               OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,              Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 1999)               Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 68                            Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equipment
                                   supplier)  (since 2001);   Senior  Advisor of  The  Andrew  W.  Mellon
                                   Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member
                                   of the American  Philosophical  Society  (since 1996);  Trustee   of  Woodward
                                   Academy (since 1983); Foreign  Associate  of  Third  World Academy of Sciences;
                                   Director of the Institute for Advanced Study (1991-2004); Director of Bankers
                                   Trust New York Corporation (1994-1999); Provost at Duke University (1983-
                                   1991). Oversees 45 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)               1998); and Senior Vice President and General Auditor of American Express
Age: 64                            Company (financial services company) (July 1998-February 2003). Oversees 45 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)               (since 2002); Managing Director of Carmona Motley, Inc.(privately-held financial
Age: 54                            adviser)  (since January 2002);  Managing  Director  of  Carmona   Motley
                                   Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001);
                                   Member of  the  Finance  and  Budget  Committee  of  the  Council on Foreign
                                   Relations, the Investment Committee of the Episcopal Church of America, the
                                   Investment Committee and Board of Human Rights Watch and the Investment
                                   Committee  of  Historic  Hudson  Valley.  Oversees  45  portfolios  in  the
                                   OppenheimerFunds complex.


                        47 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company)
Trustee (since 1985)              (February 1972-October 2005); Former Director of Prime Retail, Inc. (real estate
Age: 79                           investment trust), Dominion Energy Inc. (electric power and oil & gas producer),
                                  Lumberman's  Mutual  Casualty  Company,  American  Motorists  Insurance
                                  Company  and  American  Manufacturers  Mutual  Insurance  Company;  Former
                                  President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research). Oversees 45 portfolios in the
                                  OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 1989)              and executive recruiting) (since 1993); Life Trustee of International House
Age: 74                           (non-profit educational organization); Founder, Chairman and Chief Executive
                                  Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                  Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                  Oversees 45 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)              Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                           Member of the Investment Committee of the Associated Jewish Charities of
                                  Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                  December 2001). Oversees 45 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)              company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                           Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                  Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                  Director of PacifiCorp. (electric utility) (1995-1999). Oversees 45 portfolios in the
                                  OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)              Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 63                          (since September 2004);  Member  of  Zurich  Financial  Investment  Advisory
                                  Board (insurance) (since October 2004); Board of Governing Trustees of The
                                  Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                  Advanced Study (non-profit educational institute) (since May 1992); Special
                                  Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                                  (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-
                                  2002) (investment research, non-profit); Governor, Jerome Levy Economics
                                  Institute of Bard College (August 1990-September 2001) (economics research);
                                  Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 55 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                  TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR
                                  AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                  MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                  AND ITS AFFILIATES.


                        48 | OPPENHEIMER DISCOVERY FUND

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and             (since September 2000) of the Manager; President and a director or trustee of
Principal Executive Officer        other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2001)                       Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 57                            Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                   July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                   Manager)  (since November 2001);  Chairman  and  Director  of  Shareholder
                                   Services, Inc. and of Shareholder Financial Services, Inc. transfer agent subsidiaries of the Manager)  (since July 2001);  President  and  Director  of
                                   OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                   Asset Management Corporation, Trinity Investment Management Corporation
                                   and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                   Asset Management Corporation and OFI Private Investments, Inc. (since July
                                   2001); President (since November 1, 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                   February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President
                                   and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                   (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company
                                   (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                   1998). Oversees 92 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZIBELLI, JR.,
OF THE FUND                        ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                   NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND
                                   MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR
                                   AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD ZIBELLI, JR.,               Vice President of the Manager (since May 2006). Prior to joining the Manager,
Vice President and Portfolio       he spent six years at Merrill Lynch, during which time he was a Managing
Manager (since 2006)               Director and Small Cap Growth Team Leader, responsible for managing 11 portfolios.
Age: 47                            Prior to joining Merrill Lynch Investment Managers, Mr. Zibelli spent 12 years with Chase Manhattan Bank, including two years as Senior Portfolio
                                   Manager (U.S. Small Cap Equity) at Chase Asset Management.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief           March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                 Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)                       Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 56                            February 2004). An officer of 92 portfolios in the OppenheimerFunds complex.


                        49 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------


BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal            Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting           Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Officer (since 1999)               Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
Age: 47                            Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                   OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                   November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief
                                   Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999),Centennial Asset Management Corporation (March 1999-
                                   October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                   2003); Principal and Chief Operating Officer of Bankers Trust Company-
                                   Mutual Fund Services Division (March 1995-March 1999). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer                Product Accounting of the Manager (November 1998-July 2002). An officer of
(since 2004)                       92 portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                       Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 36                            Director of Mutual Fund Operations at American Data Services, Inc. (September
                                   2000-May 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)             2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                            December 2001); General Counsel of Centennial Asset Management
                                   Corporation (since December 2001); Senior Vice President and General Counsel
                                   of HarbourView Asset Management Corporation (since December 2001);
                                   Secretary and General Counsel of OAC (since November 2001); Assistant
                                   Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                   December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                   November 2001); Senior Vice President, General Counsel and Director of
                                   Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                   December 2001); Senior Vice President, General Counsel and Director of OFI
                                   Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                   President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc.
                                   (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                   December 2003); Senior Vice President (May 1985-December 2003), Acting
                                   General Counsel (November 2001-February 2002) and Associate General
                                   Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                   following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                   officer of 92 portfolios in the OppenheimerFunds complex.


                         50 | OPPENHEIMER DISCOVERY FUND

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary               Vice President (April 2001-April 2004), Associate General Counsel (December
(since 2004)                      2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 38                           General Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                  PaineWebber Incorporated). An officer of 92 portfolios in the
                                  OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary               (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                      Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 41                           Centennial Asset Management Corporation (since October 2003); Vice
                                  President and Assistant Secretary of Shareholder Services, Inc. (since 1999);
                                  Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                  Financial Services, Inc. (since December 2001); Assistant Counsel of the
                                  Manager (August 1994-October 2003). An officer of 92 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary               September 2004); First Vice President (2000-September 2004), Director (2000-
(since 2004)                      September 2004) and Vice President (1998-2000) of Merrill Lynch Investment
Age: 42                           Management. An officer of 92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                        51 | OPPENHEIMER DISCOVERY FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $31,000 in fiscal 2006 and $31,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $169,654 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $1,536 in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in during to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $155,336 in fiscal 2006 and $161,805 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

7Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006